Credit Risk (Narrative) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Counterparty Customer	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Concentration Risk And Guarantor Obligations [Line Items]
Gross credit exposure	$ 145
Additional collateral to be posted if the credit related contingent features were triggered	1	$ 62
Aggregate fair value of all derivative instruments with credit contingent provisions that are in a liability position	1	$ 65
Virginia Electric and Power Company
Concentration Risk And Guarantor Obligations [Line Items]
Gross credit exposure	10
Dominion Energy Gas Holdings, LLC
Concentration Risk And Guarantor Obligations [Line Items]
Gross credit exposure	$ 81
Credit Concentration Risk
Concentration Risk And Guarantor Obligations [Line Items]
Number of counterparties | Counterparty	0
Amount of exposure for single counterparty	$ 47
Credit Concentration Risk | Virginia Electric and Power Company
Concentration Risk And Guarantor Obligations [Line Items]
Amount of exposure for single counterparty	$ 9
Credit Concentration Risk | Dominion Energy Gas Holdings, LLC
Concentration Risk And Guarantor Obligations [Line Items]
Number of counterparties | Counterparty	0
Amount of exposure for single counterparty	$ 15
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	69.00%
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty | Dominion Energy Gas Holdings, LLC
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	94.00%
Customer Concentration Risk | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	96.00%
Number of customers | Customer	307
Customer Concentration Risk | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC | Ten Largest Customers
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	38.00%
Number of customers | Customer	10
Customer Concentration Risk | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC | Thirty Largest Customers
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	71.00%
Number of customers | Customer	30
Customer Concentration Risk | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC | Largest Customer
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	12.00%	5.00%	14.00%
Customer Concentration Risk | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC | Export Customers
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	32.00%	9.00%	18.00%
Customer Concentration Risk | Sales Revenue, Net | East Ohio
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	99.00%